Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 211	$ 232	$ 255
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(286)	185	(181)
Reclassification adjustment for realized (gains) losses included in net earnings	8	(23)	(46)
Total net unrealized gains (losses) on securities	(278)	162	(227)
Net unrealized gains on cash flow hedges	1	0	0
Other comprehensive income (loss), net of tax	(277)	162	(227)
Total comprehensive income (loss), net of tax	(66)	394	28
Less: Comprehensive income attributable to noncontrolling interests	6	1	1
Comprehensive income (loss) attributable to shareholder	$ (72)	$ 393	$ 27